EQUITY - Fair Value of DSUs and RSUs (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		$ 76.39		$ 52.62
Share Price on Date of Remeasurement in US Dollars per Share	$ 60.38		$ 41.27
Restricted Stock
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		76.39		52.62
Weighted-average fair value of a unit		$ 70.29		$ 46.52